The following table provides a summary of leases by balance sheet category as of September 30, 2022: (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Following Table Provides Summary Of Leases By Balance Sheet Category As Of September 30 2022
Operating right-of-use assets	$ 1,786,000
Operating lease liability – current	546,000	$ 73,000
Operating lease liability – non-current	$ 1,396,000	$ 191,000